Financial instruments - Disclosure of nature and extent of risks arising from financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 62,151	$ 31,109	$ 10,358
Receivables	186	161
Accounts payable and accrued liabilities	(3,524)	(2,234)
RSU liability	(1,658)	(1,001)	(541)
Lease liabilities	(515)	(597)	$ 0
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Net exposure to foreign currency	300	200
C$ [Member] | Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	280	195
Receivables	37	31
Accounts payable and accrued liabilities	(1,769)	(1,511)
Long-term incentive plan liabilities	(2,187)	(1,315)
Lease liabilities	(657)	(784)
Net exposure to foreign currency	(4,296)	(3,384)
ZAR [Member] | Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	6,954	2,588
Receivables	43	34
Accounts payable and accrued liabilities	(436)	(826)
Long-term incentive plan liabilities	0	0
Lease liabilities	0	0
Net exposure to foreign currency	6,561	1,796
USD Equivalent [Member] | Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	696	330
Receivables	32	26
Accounts payable and accrued liabilities	(1,417)	(1,209)
Long-term incentive plan liabilities	(1,715)	(1,001)
Lease liabilities	(515)	(597)
Net exposure to foreign currency	$ (2,919)	$ (2,451)